Putnam
Global
Governmental
Income Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

4-30-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

Putnam Global Governmental Income Trust acquitted itself well during the first half of fiscal 2001 as it outperformed its benchmark index. Its portfolio of securities selected from a broad spectrum of the world's governmental entities continued to deliver an attractive flow of current income for shareholders consistent with its secondary objectives of capital preservation and long-term total return.

In the following report, Fund Manager D. William Kohli discusses several strategic moves made during the period that contributed to the fund's positive performance. In his ongoing search for promising investments, Bill is supported by Putnam's extensive research capabilities, which are among the strongest in the mutual fund industry.

As the fund moves into the second half of fiscal 2001, Bill also provides an assessment of the potential opportunities and challenges that lie ahead and offers an optimistic view of the fund's prospects.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
June 20, 2001

REPORT FROM FUND MANAGEMENT

D. William Kohli

During the six months ended April 30, 2001, Putnam Global Governmental Income Trust outperformed its benchmark, the Salomon Brothers World Government Bond Index, which returned 2.06%. The fund's strong showing came primarily from several strategic moves that had favorable results. These included an overweighted position (meaning slightly more than the benchmark in percentage terms) in the high-yield and emerging markets sectors, an underweighted position in Japan, and overweighted positions in U.S. Treasuries, Canadian bonds, and Australian bonds. In addition, the global bond markets generally fared well during the period, as they responded to aggressive monetary easing by the U.S. Federal Reserve in the first four months of 2001.

Total return for 6 months ended 4/30/01

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
   3.91%   -1.05%   3.54%   -1.47%   3.52%   2.52%    3.81%   0.43%
-----------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* U.S. FED RATE CUTS WERE A MAJOR FACTOR

The U.S. economy has slowed substantially since the close of your fund's last fiscal year on October 31, 2000. Since the beginning of 2001, the Federal Reserve Board has eased interest rates considerably, with four aggressive cuts since January. Two of the cuts came between scheduled meetings, which is not typical for the Fed. All four of the cuts were half a percentage point each, for a total of two full percentage points.

The resolve of the Fed to lower rates in order to stave off a recession gave bonds in the U.S. an enormous boost, especially in the lower credit sectors. High-yield bonds have had the strongest returns, but other sectors, such as mortgage-backed and corporate investment-grade issues, have also performed well.


[GRAPHIC OMITTED: horizontal bar chart SAMPLE BOND MARKET RETURNS]

SAMPLE BOND MARKET RETURNS*

Brazil                      2.3%

Japan                      -8.4%

Mexico                      4.1%

Canada                      2.6%

United Kingdom              0.8%

United States               5.0%

Sweden                      2.8%

Denmark                     7.0%

Germany                     6.9%

Footnote reads:
*Sources: Salomon Smith Barney and J.P. Morgan Securities, Inc. The fund's investments in these markets produced returns that may not match those shown. Past performance is no indication of future results.


* VIEW ON CANADA REMAINS OPTIMISTIC

We have increased the fund's holdings in Canada, and while this hurt performance somewhat during the period, we believe this strategy will soon benefit the fund. Canada has many of the same positive dynamics as the United States, including steady growth, low inflation, and a budget surplus.

There is no inherent reason why Canadian bonds should have underperformed U.S. bonds over the past six months. We believe these bonds simply have been overshadowed by the immense strength of the U.S. Treasury market, which has benefited from a global flight to quality in the past year. With strong fundamentals in Canada, we believe its bonds will be attractive to investors in the coming year.

* EUROPEAN MARKETS LAGGED, EXCEPT FOR GREECE

The fund benefited from its underweighted position in Europe, which has continued to suffer from weakening economic growth, a volatile euro, structural economic problems, and a less aggressive bias about lowering interest rates. European central bankers have been reluctant to cut interest rates, in part because theirs is a new central bank and they want to remain independent, assert credibility, and not give into pressure from the financial markets. Also, European central banks generally tend to be more conservative in cutting rates than the U.S. Federal Reserve.


[GRAPHIC OMITTED: horizontal bar chart GEOGRAPHIC DIVERSIFICATION (4/30/01)]

GEOGRAPHIC DIVERSIFICATION (4/30/01)*

United States               27.1%

Germany                     15.5%

United Kingdom              15.5%

Canada                       8.6%

Greece                       5.8%

Netherlands                  4.7%

Italy                        4.4%

New Zealand                  3.4%

France                       3.0%

Australia                    1.9%

Japan                        1.8%

Brazil                       1.0%

Sweden                       1.0%

Footnote reads:
*Based on net assets. Country allocations will vary over time.


"After watching their stocks sink while bonds soared, investors who bet big on equities are wishing they'd diversified. [The] numbers should serve as a reminder that diversification is not some fuddy-duddy investment clich."

-- Smartmoney, June 2001


Since European rates have not come down as much as had been expected, European bond performance has lagged that of U.S. bonds. A notable exception has been Greece, where the fund has an overweighted position. Greece, a member of the European Union (EU), has experienced solid economic growth and has had stronger bond performance relative to other European countries.

* FUND MAINTAINS A CAUTIOUS OUTLOOK ON JAPAN

In Japan, a newly elected Prime Minister has given people hope that there will at long last be meaningful structural reform to help the country's ailing banking system and to stimulate the economy. The new reform party leader has bold plans to force banks to call in massive problem loans, expand jobless benefits, bring down government spending, and streamline the country's pension system.

As a result of the excitement among investors for the hope of a lasting solution to Japan's economic and financial problems, the absolute performance (not adjusted for currency) of Japan's bonds was strong during the semi-annual period. But with government budget deficits at 10% of GDP, rising unemployment, and increasing bankruptcies, the country has a long way to go.

Previous attempts to fix Japan's deep-seated problems have failed from a lack of resolve, so we will adopt a wait-and-see attitude and continue to underweight your fund's Japanese holdings. The fund was also underweighted in Japanese yen, which helped performance because the yen continued to decline versus the U.S. dollar during the period.

* EMERGING MARKETS TIED TO U.S. ECONOMY

Emerging markets tend to be cyclically dependent on what is going on in the U.S. economy. With the domestic economic picture brightening, the Fed's aggressive easing, and the U.S. bond market rallying, bonds in emerging markets have performed well. However, as a result of economic uncertainty in the United States, especially at the end of 2000 and in early 2001, bond performance in these markets has also been volatile.

Argentina's economy has been particularly weak and the government has come under pressure to devalue its currency, the peso, which is pegged to the U.S. dollar. Turkey also faced economic difficulties and has devalued its currency, the lira. Whenever the U.S. economy slows, it puts pressure on some emerging-markets countries, so these events were neither unexpected nor out of the ordinary. The fund has been underweighted in Argentina and Turkey throughout the period.

* MORTGAGE-BACKED POSITION REDUCED, FUND IS WELL POSITIONED FOR REST OF YEAR

For most of the period, the fund had about 18% of its assets invested in mortgage-backed securities, which represented a significant emphasis. MBSs have performed especially well in the past six months relative to other sectors, so this strategy has helped fund performance. Recently, we have cut back this position, since we believe that the sector's significant outperformance, which was strongest in March and April this year, had run its course. In addition, the reasons for the sector's attractiveness, including a great concern about prepayment risk, are no longer as compelling.

The global economy will probably remain somewhat dependent on what happens in the United States and our feeling is that the U.S. economy will experience slow to moderate growth for the remainder of this year. We expect Europe to start outperforming in the next several months, especially in light of a recent interest-rate cut by the EU central bank.

There is some concern that the U.S. recovery could pick up sooner and more quickly than expected, which would have a dampening effect on the U.S. bond market because of the potential for an inflation increase. As a result, we have been reducing our positions in U.S. Treasuries and shifting the assets into European bonds.

We believe that no matter what the U.S. economy does, Treasuries, which have had outstanding performance for the past year, have probably run their course for the short term. However, the lower credit quality sectors, especially high-yield bonds, remain attractive and we will maintain our high-yield emphasis for at least the remainder of this year.

Within emerging markets, we have made some small adjustments from country to country, but plan to keep the fund's overweight position essentially the same because we see further room for positive performance ahead.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/01, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Any government backing only guarantees that the fund's government-backed holdings will make timely payments of interest and principal. Mortgage-backed securities may be subject to prepayment risk. Additional risks including, illiquidity and volatility, may be associated with emerging markets securities.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Global Governmental Income Trust is designed for investors seeking high current income by investing principally in debt securities of foreign and U.S. government entities, including supranational issuers. Preservation of capital and long-term total return are secondary objectives.

TOTAL RETURN FOR PERIODS ENDED 4/30/01

                     Class A        Class B         Class C         Class M
(inception dates)   (6/1/87)       (2/1/94)        (7/26/99)       (3/17/95)
                   NAV    POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months          3.91%  -1.05%   3.54%  -1.47%   3.52%   2.52%   3.81%   0.43%
------------------------------------------------------------------------------
1 year            3.45   -1.50    2.68   -2.20    2.60    1.62    3.22   -0.11
------------------------------------------------------------------------------
5 years           6.95    1.89    3.06    1.52    3.01    3.01    5.82    2.39
Annual average    1.35    0.38    0.60    0.30    0.59    0.59    1.14    0.47
------------------------------------------------------------------------------
10 years         53.17   45.87   42.10   42.10   41.96   41.96   49.30   44.47
Annual average    4.36    3.85    3.58    3.58    3.57    3.57    4.09    3.75
------------------------------------------------------------------------------
Annual average
(life of fund)    7.11    6.74    6.26    6.26    6.31    6.31    6.79    6.54
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 4/30/01

                         Salomon Bros.
                          World Govt.            Consumer
                          Bond Index           price index
-----------------------------------------------------------------------------
6 months                    2.06%                 1.67%
-----------------------------------------------------------------------------
1 year                      1.28                  3.21
-----------------------------------------------------------------------------
5 years                    15.13                 13.19
Annual average              2.86                  2.51
-----------------------------------------------------------------------------
10 years                   89.15                 30.77
Annual average              6.58                  2.72
-----------------------------------------------------------------------------
Annual average
(life of fund)              6.98                  3.26
-----------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-year, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 4/30/01

                             Class A      Class B      Class C      Class M
------------------------------------------------------------------------------
Distributions (number)          6            6            6            6
------------------------------------------------------------------------------
Income                      $0.312       $0.271       $0.270       $0.299
------------------------------------------------------------------------------
Capital gains                  --           --           --           --
------------------------------------------------------------------------------
  Total                     $0.312       $0.271       $0.270       $0.299
------------------------------------------------------------------------------
Share value:              NAV     POP      NAV          NAV      NAV     POP
------------------------------------------------------------------------------
10/31/00                $10.77  $11.31   $10.74       $10.75    $10.72  $11.08
------------------------------------------------------------------------------
4/30/01                  10.88   11.42    10.85        10.86     10.83   11.19
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate 1   5.51%   5.25%    4.76%        4.75%     5.21%   5.04%
------------------------------------------------------------------------------
Current 30-day
SEC yield 2               4.53    4.32     3.77         3.78      4.28    4.14
------------------------------------------------------------------------------

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

2 Based only on investment income, calculated using SEC guidelines.


TOTAL RETURN FOR PERIODS ENDED 3/31/01 (most recent calendar quarter)

                     Class A         Class B         Class C         Class M
(inception dates)   (6/1/87)        (2/1/94)        (7/26/99)       (3/17/95)
                   NAV    POP      NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months          3.47%  -1.48%   3.09%  -1.91%   3.17%   2.17%   3.37%  -0.02%
------------------------------------------------------------------------------
1 year            1.69   -3.12    0.93   -3.87    1.04    0.08    1.55   -1.72
------------------------------------------------------------------------------
5 years           9.68    4.48    5.61    4.02    5.69    5.69    8.48    4.98
Annual average    1.86    0.88    1.10    0.79    1.11    1.11    1.64    0.98
------------------------------------------------------------------------------
10 years         56.22   48.84   44.92   44.92   44.95   44.95   52.21   47.27
Annual average    4.56    4.06    3.78    3.78    3.78    3.78    4.29    3.95
------------------------------------------------------------------------------
Annual average
(life of fund)    7.21    6.84    6.36    6.36    6.41    6.41    6.89    6.63
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

The Salomon Brothers World Government Bond Index is an index that tracks the performance of the 14 government bond markets of Australia, Austria, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and the United States. Country eligibility is determined by market capitalization and investability criteria. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
April 30, 2001 (Unaudited)

FOREIGN GOVERNMENT BONDS AND NOTES (54.6%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
USD         575,000 Argentina (Republic of) bonds 11 3/4s, 2015                                       $     451,375
USD          75,000 Argentina (Republic of) unsub. 11 3/4s, 2009                                             60,938
USD         180,000 Argentina (Republic of) unsub. 9 3/4s, 2027                                             124,200
AUD       5,625,000 Australia (Government of) bonds
                    Ser. 909, 7 1/2s, 2009                                                                3,198,921
USD         565,000 Brazil (Federal Republic of) bonds 12 1/4s, 2030                                        485,900
NZD       3,675,000 Canada (Government of) bonds 6 5/8s, 2007                                             1,500,866
CAD      20,025,000 Canada (Government of) bonds 6s, 2011                                                13,251,048
USD         130,000 Colombia (Republic of) bonds 11 3/4s, 2020                                              117,494
USD         220,000 Colombia (Republic of) bonds 9 3/4s, 2011                                               217,800
DKK       9,640,000 Denmark (Kingdom of) bonds 6s, 2009                                                   1,200,948
EUR       5,705,000 France (Government of) bonds 5 1/2s, 2010                                             5,175,166
EUR      24,190,000 Germany (Federal Republic of) bonds Ser. 97, 6s, 2007                                22,715,253
EUR      10,602,751 Hellenic Greece (Republic of) bonds 6 1/2s, 2014                                     10,055,023
EUR       8,965,000 Italy (Government of) treasury bonds 3 1/4s, 2004                                     7,633,414
USD         124,706 Morocco (Kingdom of) FRB government guaranty
                    Ser. A, 6.844s, 2009                                                                    109,903
NZD      13,585,000 New Zealand (Government of) bonds
                    Ser. 709, 7s, 2009                                                                    5,777,521
USD         100,000 Philippines (Republic of) notes 10 5/8s, 2025                                            83,250
USD         285,000 Philippines (Republic of) bonds 9 7/8s, 2019                                            229,083
USD         495,000 Russia (Federation of) bonds 12 3/4s, 2028                                              441,788
USD         205,000 Russia (Federation of) unsub. 10s, 2007                                                 163,242
USD         410,000 Russia (Federation of) unsub. 8 1/4s, 2010                                              281,383
USD       1,570,000 Russia (Federation of) 144A unsub. 7.5s, 2030                                           653,591
SEK      13,085,000 Sweden (Government of) Ser. 1045, 5 1/4s, 2011                                        1,283,518
GBP       8,130,000 United Kingdom Treasury bonds 9s, 2008                                               14,322,302
GBP       2,308,500 United Kingdom Treasury bonds 6 1/4s, 2010                                            3,581,354
USD         595,000 United Mexican States bonds 11 3/8s, 2016                                               694,663
USD         225,000 United Mexican States bonds Ser. XW, 10 3/8s, 2009                                      247,500
USD         650,000 United Mexican States deb. Ser. A, zero %, 2003                                           7,670
                                                                                                      -------------
                    Total Foreign Government Bonds and Notes
                    (cost $97,660,342)                                                                $  94,065,114

COLLATERALIZED MORTGAGE OBLIGATIONS (20.9%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$         1,611,000 Federal National Mortgage Association
                    Pass-Through Certificates 7 1/4s, May 15, 2030                                    $   1,757,504
                    Government National Mortgage Association
                    Pass-Through Certificates
         22,288,844 8s, with due dates from October 15, 2029
                    to October 15, 2030                                                                  23,056,695
          5,220,000 GS Mortgage Securities Corp. II Ser. 98-C1,
                    Class A2, 6.62s, 2030                                                                 5,287,085
          4,200,000 Residential Mortgage Securities 144A FRB Ser. 8,
                    Class M, 6.88s, 2038 (United Kingdom)                                                 5,978,060
                                                                                                      -------------
                    Total Collateralized Mortgage Obligations (cost $36,295,180)                      $  36,079,344

CORPORATE BONDS AND NOTES (14.2%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Advertising and Marketing Services (0.3%)
-------------------------------------------------------------------------------------------------------------------
GBP         300,000 TDL Infomedia Group, Ltd. bonds 12 1/8s, 2009
                    (United Kingdom)                                                                  $     497,814

Automotive (0.2%)
-------------------------------------------------------------------------------------------------------------------
EUR         150,000 Dura Operating Corp. sr. sub notes Ser. B, 9s, 2009                                     119,651
EUR         150,000 Exide Holding Europe SA bonds 9 1/8s, 2004 (France)                                      53,699
EUR         250,000 RJ Tower Corp. company guaranty 9 1/4s, 2010                                            184,683
                                                                                                      -------------
                                                                                                            358,033

Banking (4.0%)
-------------------------------------------------------------------------------------------------------------------
EUR       2,295,000 Bayerische Handelsbank Ser. 1190, FRN, 4.936s, 2001
                    (Germany)                                                                             2,033,448
EUR       3,355,000 Deutsche Bahn Finance BV bonds 4 7/8s, 2009
                    (Netherlands)                                                                         2,836,754
USD         130,000 Hanvit Bank 144A sub. notes 11 3/4s, 2010 (Korea)                                       130,650
EUR       2,185,000 Hypothekenbank In Essen AG Ser. 538,
                    FRN, 3.302s, 2001 (Germany)                                                           1,935,423
                                                                                                      -------------
                                                                                                          6,936,275

Broadcasting (--%)
-------------------------------------------------------------------------------------------------------------------
USD          20,000 British Sky Broadcasting PLC company guaranty 8.2s, 2009
                    (United Kingdom)                                                                         19,829

Building Materials (0.5%)
-------------------------------------------------------------------------------------------------------------------
EUR         300,000 American Standard, Inc. company guaranty 7 1/8s, 2006                                   268,549
EUR       1,000,000 Geberit International SA company guaranty
                    10 1/8s, 2007 (Luxembourg)                                                              444,095
EUR         100,000 Grohe Holding bonds 11 1/2s, 2010 (Germany)                                              97,316
                                                                                                      -------------
                                                                                                            809,960

Cable Television (0.6%)
-------------------------------------------------------------------------------------------------------------------
EUR         300,000 NTL Communications Corp. sr. notes 9 7/8s, 2009                                         203,406
GBP         250,000 NTL, Inc. sr. unsub. Ser. B, 9 1/2s, 2008                                               278,948
USD         200,000 TeleWest Communications PLC deb. 9 5/8s, 2006
                    (United Kingdom)                                                                        182,000
EUR         450,000 United Pan-Europe NV bonds 11 1/4s, 2010
                    (Netherlands)                                                                           261,237
                                                                                                      -------------
                                                                                                            925,591

Chemicals (0.2%)
-------------------------------------------------------------------------------------------------------------------
EUR         130,000 Huntsman ICI Chemicals, Inc. sr. sub. notes 10 1/8s, 2009                               118,099
EUR         150,000 Ineos Acrylics Finance PLC company guaranty
                    10 1/4s, 2010 (United Kingdom)                                                          135,604
EUR         150,000 Vantico Group SA bonds 12s, 2010 (Luxembourg)                                           131,948
                                                                                                      -------------
                                                                                                            385,651

Consumer (--%)
-------------------------------------------------------------------------------------------------------------------
EUR          10,000 Derby Cycle Corp. (The) sr. notes 9 3/8s, 2008                                              906

Consumer Finance (--%)
-------------------------------------------------------------------------------------------------------------------
USD         220,000 Contifinancial Corp. sr. notes 7 1/2s, 2002 (In default) (NON)                           37,400

Financial (6.1%)
-------------------------------------------------------------------------------------------------------------------
EUR       9,025,000 DSL Finance NV bonds 5 3/4s, 2009 (Netherlands)                                       4,165,411
GBP       4,060,000 Federal Home Loan Bank unsub. 6 7/8s, 2002                                            5,911,209
EUR         430,000 United Biscuits Finance company guaranty
                    10 5/8s, 2011 (United Kingdom)                                                          400,164
                                                                                                      -------------
                                                                                                         10,476,784

Food (0.1%)
-------------------------------------------------------------------------------------------------------------------
GBP         100,000 RHM Finance, Ltd. bonds Ser. B1, 11 1/2s
                    (17 1/4s, 2/28/11), 2011 (Cayman Islands) (STP)                                         144,481

Gaming & Lottery (0.1%)
-------------------------------------------------------------------------------------------------------------------
GBP         100,000 Gala Group Holdings PLC sr. notes 12s, 2010
                    (United Kingdom)                                                                        155,209

Lodging/Tourism (0.4%)
-------------------------------------------------------------------------------------------------------------------
GBP         488,979 Blackstone Hotel Acquisition Co. jr. mtge. loan
                    FRN 9.794s, 2003 (United Kingdom)                                                       662,981

Manufacturing (0.2%)
-------------------------------------------------------------------------------------------------------------------
EUR         200,000 Alfa Laval bonds 12 1/8s, 2010 (Sweden)                                                 193,213
EUR         210,000 Flowserve Finance BV company guaranty 12 1/4s, 2010
                    (Netherlands)                                                                           201,013
                                                                                                      -------------
                                                                                                            394,226

Metals (0.1%)
-------------------------------------------------------------------------------------------------------------------
USD         100,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                             95,000
EUR         140,000 Ispat Europe Group SA bonds 11 7/8s, 2011
                    (Luxembourg)                                                                            117,568
                                                                                                      -------------
                                                                                                            212,568

Oil & Gas (0.1%)
-------------------------------------------------------------------------------------------------------------------
EUR         210,000 Preem Holdings AB sec. notes 10 5/8s, 2011 (Sweden)                                     191,241

Paper & Forest Products (0.1%)
-------------------------------------------------------------------------------------------------------------------
EUR         200,000 Kappa Beheer BV company guaranty 10 5/8s, 2009
                    (Netherlands)                                                                           190,998

Pharmaceuticals (0.1%)
-------------------------------------------------------------------------------------------------------------------
USD         170,000 ICN Pharmaceuticals, Inc. sr. notes Ser. B, 9 1/4s, 2005                                172,125

Power Producers (0.1%)
-------------------------------------------------------------------------------------------------------------------
USD         170,000 York Power Funding 144A notes 12s, 2007
                    (Cayman Islands)                                                                        175,100

Shipping (--%)
-------------------------------------------------------------------------------------------------------------------
EUR         300,000 Cammell Laird Holdings sr. notes 12s, 2010
                    (United Kingdom)                                                                         23,930

Technology Services (0.1%)
-------------------------------------------------------------------------------------------------------------------
EUR         250,000 Exodus Communications, Inc. sr. notes 11 3/8s, 2008                                     175,040
EUR         200,000 PSINet, Inc. sr. notes 11s, 2009                                                          8,863
                                                                                                      -------------
                                                                                                            183,903

Telecommunications (0.2%)
-------------------------------------------------------------------------------------------------------------------
USD          20,000 Carrier1 Intl. SA sr. notes Ser. B, 13 1/4s, 2009
                    (Luxembourg)                                                                             11,000
USD          60,000 Flag Ltd. sr. notes 8 1/4s, 2008 (Bermuda)                                               54,900
EUR         250,000 Hermes Europe Railtel BV sr. notes 10 3/8s, 2006
                    (Netherlands)                                                                            93,062
EUR         330,000 Level 3 Communication, Inc. sr. notes 10 3/4s, 2008                                     194,499
EUR         375,000 RSL Communications PLC bonds stepped-coupon
                    zero % (10s, 3/15/03), 2008 (United Kingdom) (STP)                                        1,699
USD         500,000 RSL Communications PLC company guaranty
                    stepped-coupon zero % (10 1/8s, 3/1/03), 2008
                    (United Kingdom) (In default) (NON) (STP)                                                 7,500
EUR         600,000 Viatel, Inc. sr. disc. notes stepped-coupon zero %
                    (12.4s, 4/15/03), 2008 (STP)                                                             32,627
                                                                                                      -------------
                                                                                                            395,287

Telephone (0.4%)
-------------------------------------------------------------------------------------------------------------------
EUR         200,000 Colt Telecommunications Group PLC bonds 7 5/8s, 2009
                    (United Kingdom)                                                                        156,875
EUR         150,000 Completel Europe NV bonds 14s, 2010 (Netherlands)                                        93,062
USD         200,000 Energis PLC sr. notes 9 3/4s, 2009 (United Kingdom)                                     194,000
USD         200,000 Tele1 Europe BV 13s, 2009 (Netherlands)                                                 174,000
USD         190,000 Versatel Telecom BV sr. notes 13 1/4s, 2008 (Netherlands)                                79,800
EUR         200,000 WinStar Communications, Inc. sr. notes 12 3/4s, 2010                                      3,279
                                                                                                      -------------
                                                                                                            701,016

Textiles (0.1%)
-------------------------------------------------------------------------------------------------------------------
EUR         250,000 Levi Strauss & Co. sr. notes 11 5/8s, 2008                                              222,240

Water Utilities (0.2%)
-------------------------------------------------------------------------------------------------------------------
GBP         160,000 Azurix Corp. sr. notes 10 3/8s, 2007                                                    232,313
                                                                                                      -------------
                    Total Corporate Bonds and Notes (cost $29,982,998)                                $  24,505,861

BRADY BONDS (1.9%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$           147,200 Argentina (Republic of) deb. FRB, 7 5/8s, 2005                                    $     120,336
            565,000 Argentina (Republic of) govt. guaranty FRB, 5 1/2s, 2023                                351,713
          1,662,404 Brazil (Federal Republic of) bonds FRB, 8s, 2014 (POR)                                1,250,959
             40,000 Bulgaria (Government of) deb. Ser. PDI, FRB, 6.688s, 2011                                29,600
            315,000 Bulgaria (Government of) Ser. A, FRB, 6 1/2s, 2024                                      231,525
            285,000 Bulgaria (Government of) Ser. A, FLIRB, 3s, 2012                                        214,463
            650,000 United Mexican States bonds Ser. B, 6 1/4s, 2019                                        567,125
            499,995 Venezuela (Republic of) deb. Ser. DL, FRB, 6.762s, 2007                                 422,496
                                                                                                      -------------
                    Total Brady Bonds (cost $3,296,067)                                               $   3,188,217

PURCHASED OPTIONS OUTSTANDING (1.8%) (a)                                             EXPIRATION DATE/
CONTRACT AMOUNT                                                                      STRIKE PRICE             VALUE
-------------------------------------------------------------------------------------------------------------------

JPY   1,000,000,000 Japanese Government Bonds
                    10-year Future traded option
                    (J.P. Morgan Securities) (call)                                    Jun 01/105 JPY $   2,767,387
JPY   2,200,000,000 Japanese Government Bonds
                    10-year Future traded option
                    (J.P. Morgan Securities) (call)                                    Jun 01/137 JPY       409,683
GBP         945,000 GBP/USD Fx OTC option
                    (Goldman Sachs & Co.) (call)                                       Jun 01/1.4 GBP         3,096
GBP         945,000 GBP/USD Fx OTC option
                    (Morgan Stanley) (call)                                            Jun 01/1.4 GBP         2,974
                                                                                                      -------------
                    Total Purchased Options Outstanding
                    (cost $3,373,103)                                                                 $   3,183,140
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (1.4%) (a) (cost $2,420,470)
PRINCIPAL AMOUNT                                                                                              VALUE
U.S. Treasury Obligations (1.4%)
-------------------------------------------------------------------------------------------------------------------
$         2,225,000 U.S. Treasury Notes 6 1/2s, February 15, 2010                                     $   2,396,748

UNITS (0.2%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
USD             200 Fresenius Medical Capital Trust II units 8.75%, 2008                              $     194,000
EUR             270 Ono Finance PLC units 14s, 2011 (United Kingdom)                                        208,192
                                                                                                      -------------
                    Total Units (cost $428,377)                                                       $     402,192

COMMON STOCKS (0.1%) (a) (cost $402,422)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                113 PSF Holdings LLC Class A, 144A (NON)                                              $     184,064

CONVERTIBLE BONDS AND NOTES (0.1%) (a) (cost $114,473)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
EUR         180,000 Colt Telecommunications Group
                    PLC cv. sr. notes 2s, 2007 (United Kingdom)                                       $     113,269

WARRANTS (--%) (a) (NON)                                                                EXPIRATION
NUMBER OF WARRANTS                                                                      DATE                  VALUE
-------------------------------------------------------------------------------------------------------------------
                 50 Telehub Communications Corp. 144A                                     7/31/05     $           1
                225 Versatel Telecom NV (Netherlands)                                     5/15/08             8,550
                                                                                                      -------------
                    Total Warrants (cost $7,000)                                                      $       8,551

SHORT-TERM INVESTMENTS (3.2%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$           240,000 U.S. Treasury Bill 4.17s, 2001 (SEG)                                              $     236,251
          5,250,000 Interest in $650,000,000 joint tri-party repurchase agreement dated April 30, 2001 with Credit Suisse First Boston
                    due May 1, 2001 with respect to various U.S. Government
                    obligations -- maturity value of $5,250,675 for an
                    effective yield of 4.63%.                                                             5,250,000
                                                                                                      -------------
                    Total Short-Term Investments (cost $5,486,319)                                    $   5,486,251
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $179,466,751) (b)                                         $ 169,612,751
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $172,327,417.

  (b) The aggregate identified cost on a tax basis is $179,964,668, resulting in gross unrealized appreciation and depreciation of $2,935,681 and $13,287,598, respectively, or net unrealized depreciation of $10,351,917.

(NON) Non-income-producing security.

(STP) The dividend rate and date shown parenthetically represent the new dividend rate to be paid and the date the fund will begin receiving dividend income at this rate.

(POR) A portion of the income will be received in additional securities.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 2001.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate
      Notes (FRN) are the current interest rates shown at April 30, 2001, which are subject to change on the terms of the security.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at April 30, 2001: (as percentage of Market Value)

                   United States       27.5%
                   Germany             15.8
                   United Kingdom      15.7
                   Canada               8.7
                   Greece               5.9
                   Netherlands          4.8
                   Italy                4.5
                   New Zealand          3.4
                   France               3.1
                   Australia            1.9
                   Japan                1.9
                   Brazil               1.0
                   Sweden               1.0
                   Mexico               0.9
                   Russia               0.9
                   Other                3.0
                                      -----
                   Total              100.0%


------------------------------------------------------------------------------
Forward Currency Contracts to Buy at April 30, 2001 (Unaudited)
(aggregate face value $489,809,640)
                                                                   Unrealized
                                     Aggregate Face  Delivery     Appreciation/
                      Market Value        Value        Date      (Depreciation)
------------------------------------------------------------------------------
Australian Dollars    $  1,153,131    $  1,134,271   6/12/2001    $     18,860
Australian Dollars         314,305         320,055   6/12/2001          (5,750)
Australian Dollars         297,467         300,265   6/12/2001          (2,798)
British Pounds             220,729         221,700   6/20/2001            (971)
British Pounds          28,687,328      29,083,993   6/20/2001        (396,665)
British Pounds             597,768         607,406   6/20/2001          (9,638)
Canadian Dollar          8,578,268       8,500,884   6/20/2001          77,384
Euro Dollars             1,409,556       1,464,244   6/20/2001         (54,688)
Euro Dollars                30,201          31,422   6/20/2001          (1,221)
Euro Dollars            60,441,678      62,908,472   6/20/2001      (2,466,794)
Euro Dollars            25,537,639      26,589,706   6/20/2001      (1,052,067)
Euro Dollars               156,233         157,938   6/20/2001          (1,705)
Euro Dollars            22,727,830      23,569,817   6/20/2001        (841,987)
Euro Dollars            23,482,778      24,444,225   6/20/2001        (961,447)
Euro Dollars            18,993,940      19,647,376   6/20/2001        (653,436)
Japanese Yen           133,671,731     138,289,682   6/20/2001      (4,617,951)
Japanese Yen            81,771,275      84,785,453   6/20/2001      (3,014,178)
Japanese Yen            26,485,126      27,413,699   6/20/2001        (928,573)
Japanese Yen            37,648,814      39,018,135   6/20/2001      (1,369,321)
Norwegian Krone          1,308,200       1,320,897   6/20/2001         (12,697)
------------------------------------------------------------------------------
                                                                  $(16,295,643)
------------------------------------------------------------------------------
Forward Currency Contracts to Sell at April 30, 2001 (Unaudited)
(aggregate face value $543,754,638)
                                                                   Unrealized
                          Market     Aggregate Face  Delivery     Appreciation/
                          Value           Value        Date      (Depreciation)
------------------------------------------------------------------------------
Australian Dollars     $ 2,412,891     $ 2,351,882   6/20/2001     $   (61,009)
British Pounds          52,936,404      53,788,936   6/20/2001         852,532
Canadian Dollar         17,085,509      16,933,825   6/20/2001        (151,684)
Danish Krone               333,689         343,010   6/20/2001           9,321
Euro Dollars            64,560,355      67,169,731   6/20/2001       2,609,376
Euro Dollars               665,675         693,099   6/20/2001          27,424
Euro Dollars            65,999,484      68,466,226   6/20/2001       2,466,742
Euro Dollars            50,351,569      52,052,755   6/20/2001       1,701,186
Euro Dollars               771,868         803,052   6/20/2001          31,184
Euro Dollars                57,923          58,726   6/20/2001             803
Japanese Yen            46,388,280      48,055,178   6/20/2001       1,666,898
Japanese Yen            83,195,825      86,058,196   6/20/2001       2,862,371
Japanese Yen            91,883,729      95,258,035   6/20/2001       3,374,306
Japanese Yen            41,633,478      43,133,158   6/20/2001       1,499,680
New Zealand Dollar       7,464,773       7,601,441   6/20/2001         136,668
Swedish Krona              434,266         436,208   6/20/2001           1,942
Swedish Krona              519,685         544,464   6/20/2001          24,779
Swiss Franc                  6,410           6,716   6/20/2001             306
------------------------------------------------------------------------------
                                                                   $17,052,825
------------------------------------------------------------------------------


------------------------------------------------------------------------------
Futures Contracts Outstanding at April 30, 2001 (Unaudited)
                                                                   Unrealized
                                    Aggregate Face    Expiration  Appreciation/
                       Total Value       Value           Date    (Depreciation)
------------------------------------------------------------------------------
Euribor 90 day
(Long)                 $36,359,708     $36,538,996      Sep-01       $(179,288)
Euribor 90 day
(Short)                 36,344,464      36,492,941      Jun-02         148,477
Euro 90 day (Long)      19,815,213      19,779,853      Dec-01          35,360
Euro 90 day
(Short)                 19,880,575      19,797,822      Jun-01         (82,753)
Japanese
Government Bond
10 yr (Long)               225,569         223,805      Jun-01           1,764
U.S. Treasury Bond
20 yr (Short)            1,908,906       1,943,674      Jun-01          34,768
U.S. Treasury Note
5 yr (Short)            23,115,751      23,165,603      Jun-01          49,852
U.S. Treasury Note
10 yr (Long)             2,594,531       2,614,363      Jun-01         (19,832)
------------------------------------------------------------------------------
                                                                     $ (11,652)
------------------------------------------------------------------------------
Written Put Options on Foreign Currency Outstanding at April 30, 2001
(Unaudited)
(premium received $50,032)
------------------------------------------------------------------------------
                                                   Expiration Date/      Market
Contract Amount                                    Strike Price          Value
------------------------------------------------------------------------------
JPY 2,200,000,000  US Dollars in Exchange for
                   Japanese Government Bond        June 01/ JGB 141.5   $8,906
------------------------------------------------------------------------------
Swap Contracts Outstanding at April 30, 2001 (Unaudited)
                                                                   Unrealized
                                       Notional    Termination    Appreciation/
                                        Amount        Date       (Depreciation)
------------------------------------------------------------------------------
Agreement with
Merrill Lynch
Capital Services
dated April 12,
2001 to pay
semi-annually the
notional amount
multiplied by
6.367% and
receive quarterly
the notional
amount multiplied
by USD Three
Month LIBOR.                         $1,731,000    5/15/30          $40,107

Agreement with
Goldman Sachs
Capital Markets
dated February 9,
2001 to receive
monthly the
notional amount
multiplied by the
return of Ten
year Pay Fixed
Interest Rate
Swap (GBP) and
pay the notional
amount multiplied
by USD Three
Month LIBOR
adjusted by a
specified spread.                     3,832,500     5/9/01          (41,410)

Agreement with
Merrill Lynch
Capital Services
dated February 9,
2001 to receive
monthly the
notional amount
multiplied by the
return of Ten
year Pay Fixed
Interest Rate
Swap (GBP) and
pay the notional
amount multiplied
by USD Three
Month LIBOR
adjusted by a
specified spread.                     3,900,000     5/9/01           48,360
------------------------------------------------------------------------------
                                     $9,463,500                     $47,057
------------------------------------------------------------------------------
TBA Sales Commitments at April 30, 2001 (Unaudited)
(Proceeds receivable $3,494,725)
                                      Principal   Settlement          Market
Agency                                 Amount        Date             Value
------------------------------------------------------------------------------
GNMA, 8s, May 2031                   $3,374,000     5/21/01        $3,488,918
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $179,466,751) (Note 1)    $169,612,751
-------------------------------------------------------------------------------------------
Cash                                                                                  7,288
-------------------------------------------------------------------------------------------
Foreign currency (cost $727,183)                                                    651,474
-------------------------------------------------------------------------------------------
Interest, dividends and other receivables                                         3,312,052
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               90,899
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   32,057,927
-------------------------------------------------------------------------------------------
Receivable for variation margin (Note 1)                                              4,682
-------------------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)                          17,361,762
-------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts (Note 1)                           239,568
-------------------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                                          88,467
-------------------------------------------------------------------------------------------
Total assets                                                                    223,426,870

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 28,995,709
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        1,146,160
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        338,740
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           77,805
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        33,876
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          2,228
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                               63,724
-------------------------------------------------------------------------------------------
Payable for written options outstanding (premiums received $50,032) (Note 3)          8,906
-------------------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                             16,604,580
-------------------------------------------------------------------------------------------
Payable for closed forward currency contracts (Note 1)                              264,407
-------------------------------------------------------------------------------------------
Payable for open swap contracts (Note 1)                                             41,410
-------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $3,494,725) (Note 1)         3,488,918
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               32,990
-------------------------------------------------------------------------------------------
Total liabilities                                                                51,099,453
-------------------------------------------------------------------------------------------
Net assets                                                                     $172,327,417

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                $245,432,694
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                      1,599,938
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                          (65,470,081)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets
and liabilities in foreign currencies                                            (9,235,134)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding      $172,327,417

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($85,038,479 divided by 7,817,974 shares)                                            $10.88
-------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $10.88)*                              $11.42
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($20,607,771 divided by 1,899,835 shares)**                                          $10.85
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($332,661 divided by 30,619 shares)**                                                $10.86
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($66,348,506 divided by 6,129,163 shares)                                            $10.83
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $10.83)*                              $11.19
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended April 30, 2001 (Unaudited)
Interest income                                                                  $7,309,285
-------------------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                    728,846
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      188,348
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     6,254
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      3,361
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                               112,810
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                               109,551
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                 1,577
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               238,682
-------------------------------------------------------------------------------------------
Other                                                                               115,554
-------------------------------------------------------------------------------------------
Total expenses                                                                    1,504,983
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (24,225)
-------------------------------------------------------------------------------------------
Net expenses                                                                      1,480,758
-------------------------------------------------------------------------------------------
Net investment income                                                             5,828,527
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                 (1,455,905)
-------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                     334,405
-------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                120,557
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                      (4,167,932)
-------------------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                                         37,191
-------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                              1,537,561
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments,
futures contracts, written options, swap contracts
and TBA sales commitments during the period                                       6,731,552
-------------------------------------------------------------------------------------------
Net gain on investments                                                           3,137,429
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             $8,965,956
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                         April 30       October 31
                                                                            2001*             2000
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                $  5,828,527     $ 15,640,981
--------------------------------------------------------------------------------------------------
Net realized loss on investments and
foreign currency transactions                                          (5,131,684)     (20,984,430)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                        8,269,113       (8,239,625)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                         8,965,956      (13,583,074)
--------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                             (2,558,513)              --
--------------------------------------------------------------------------------------------------
   Class B                                                               (542,033)              --
--------------------------------------------------------------------------------------------------
   Class C                                                                 (7,686)              --
--------------------------------------------------------------------------------------------------
   Class M                                                             (2,642,239)              --
--------------------------------------------------------------------------------------------------
  From return of capital
   Class A                                                                     --       (6,113,986)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --       (1,246,207)
--------------------------------------------------------------------------------------------------
   Class C                                                                     --           (9,462)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --       (8,639,053)
--------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                     (50,981,541)    (114,702,986)
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                          (47,766,056)    (144,294,768)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                   220,093,473      364,388,241
--------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $1,599,938 and $1,521,882, respectively)                   $172,327,417     $220,093,473
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            April 30
operating performance               (Unaudited)                       Year ended October 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $10.77       $11.91       $12.82       $13.94       $14.49       $13.62
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .32          .63          .62          .77          .71          .83
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .10        (1.12)        (.72)        (.95)        (.24)         .82
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .42         (.49)        (.10)        (.18)         .47         1.65
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.31)          --         (.62)        (.47)        (.59)        (.78)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --         (.10)          --         (.43)          --
------------------------------------------------------------------------------------------------------------------
From return of capital                    --         (.65)        (.09)        (.47)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.31)        (.65)        (.81)        (.94)       (1.02)        (.78)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $10.88       $10.77       $11.91       $12.82       $13.94       $14.49
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  3.91*       (4.24)        (.85)       (1.14)        3.38        12.46
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $85,038      $91,173     $132,600     $253,611     $316,837     $343,125
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .62*        1.19         1.21         1.26         1.29         1.32
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.87*        5.57         5.02         5.90         4.90         5.93
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                306.98*      301.44       290.27       561.48       638.66       429.38
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            April 30
operating performance               (Unaudited)                       Year ended October 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $10.74       $11.88       $12.79       $13.90       $14.45       $13.60
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .28          .54          .55          .67          .59          .72
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .10        (1.12)        (.74)        (.94)        (.23)         .81
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .38         (.58)        (.19)        (.27)         .36         1.53
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.27)          --         (.55)        (.42)        (.52)        (.68)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --         (.09)          --         (.39)          --
------------------------------------------------------------------------------------------------------------------
From return of capital                    --         (.56)        (.08)        (.42)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.27)        (.56)        (.72)        (.84)        (.91)        (.68)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $10.85       $10.74       $11.88       $12.79       $13.90       $14.45
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  3.54*       (4.98)       (1.58)       (1.87)        2.62        11.57
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $20,608      $21,293      $30,310      $36,017      $41,322      $41,106
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.00*        1.94         1.96         2.01         2.04         2.07
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.49*        4.83         4.26         5.17         4.22         5.13
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                306.98*      301.44       290.27       561.48       638.66       429.38
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                    Six months
                                       ended                 For the period
Per-share                            April 30    Year ended  July 26, 1999+
operating performance              (Unaudited)   October 31  to October 31
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                   $10.75       $11.91       $12.05
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment income (a)                .28          .55          .14
---------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                    .10        (1.14)        (.10)
---------------------------------------------------------------------------
Total from
investment operations                    .38         (.59)         .04
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net
investment income                       (.27)          --         (.14)
---------------------------------------------------------------------------
In excess of net
investment income                         --           --         (.02)
---------------------------------------------------------------------------
From return of capital                    --         (.57)        (.02)
---------------------------------------------------------------------------
Total distributions                     (.27)        (.57)        (.18)
---------------------------------------------------------------------------
Net asset value,
end of period                         $10.86       $10.75       $11.91
---------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  3.52*       (5.07)         .37*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $333         $298          $50
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.00*        1.94          .53*
---------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.49*        4.93         1.29*
---------------------------------------------------------------------------
Portfolio turnover (%)                306.98*      301.44       290.27
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            April 30
operating performance               (Unaudited)                       Year ended October 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $10.72       $11.86       $12.77       $13.89       $14.44       $13.59
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .31          .60          .59          .76          .66          .77
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .10        (1.12)        (.72)        (.95)        (.23)         .83
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .41         (.52)        (.13)        (.19)         .43         1.60
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.30)          --         (.59)        (.46)        (.56)        (.75)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --         (.10)          --         (.42)          --
------------------------------------------------------------------------------------------------------------------
From return of capital                    --         (.62)        (.09)        (.47)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.30)        (.62)        (.78)        (.93)        (.98)        (.75)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $10.83       $10.72       $11.86       $12.77       $13.89       $14.44
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  3.81*       (4.49)       (1.10)       (1.28)        3.15        12.14
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $66,349     $107,329     $201,429     $213,868       $2,506       $1,892
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .75*        1.44         1.46         1.51         1.54         1.58
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.76*        5.31         4.76         5.55         4.74         5.52
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                306.98*      301.44       290.27       561.48       638.66       429.38
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
April 30, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam Global Governmental Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The fund seeks high current income by investing primarily in debt securities of foreign or U.S. government entities, including supranational issuers. The fund's secondary objectives are preservation of capital and long-term total return, consistent with high current income.

The fund offers class A, class B, class C, and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher on-going distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an on-going distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Discounts on zero coupon bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of zero coupon bonds, stepped-coupon bonds and payment in kind bonds is amortized on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) Equity swap contracts The fund may engage in equity swap agreements, which are arrangements to exchange the return generated by one instrument for the return generated by another instrument. To manage its exposure to equity markets the fund may enter into equity swap agreements, which involve a commitment by one party to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gains or losses. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

I) Interest rate swap contracts The fund may engage in interest rate swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount. The fund may enter into interest rate swap agreements, to manage the fund's exposure to interest rates. Interest rate swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments made or received are included as part of interest income. Payments received or made upon early termination are recorded as realized gain or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or that the counterparty may default on its obligation to perform.

J) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

K) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended April 30, 2001, the fund had no borrowings against the line of credit.

L) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At October 31, 2000, the fund had a capital loss carryover of approximately $59,792,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
   $ 5,449,000    October 31, 2003
    24,813,000    October 31, 2006
    21,627,000    October 31, 2007
     7,903,000    October 31, 2008

M) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended April 30, 2001, the fund's expenses were reduced by $24,225 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $741 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.50% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended April 30, 2001, Putnam Retail Management, acting as underwriter received net commissions of $2,872 and $9,130 from the sale of class A and class M shares, respectively, and received $14,661 and $91 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended April 30, 2001, Putnam Retail Management, acting as underwriter received $371 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended April 30, 2001, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $276,373,310 and $350,161,535, respectively. Purchases and sales of U.S. government obligations aggregated $325,830,384 and $379,936,712, respectively.

Written option transactions during the year are summarized as follows:

                                              Contract            Premiums
                                               Amounts            Received
---------------------------------------------------------------------------
Written options
outstanding at
beginning of year                       $    5,400,000           $  16,645
---------------------------------------------------------------------------
Options opened                           2,225,000,000             209,126
---------------------------------------------------------------------------
Options expired                                     --                  --
---------------------------------------------------------------------------
Options closed                             (30,400,000)           (175,739)
---------------------------------------------------------------------------
Written options
outstanding at
end of year                          JPY 2,200,000,000           $  50,032
---------------------------------------------------------------------------

Note 4
Capital shares

At April 30, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                           Six months ended April 30, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,737,931        $ 19,332,147
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  177,489           1,960,427
---------------------------------------------------------------------------
                                             1,915,420          21,292,574

Shares
repurchased                                 (2,564,447)        (28,491,789)
---------------------------------------------------------------------------
Net decrease                                  (649,027)       $ (7,199,215)
---------------------------------------------------------------------------

                                               Year ended October 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    843,538        $  9,571,178
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  406,243           4,588,353
---------------------------------------------------------------------------
                                             1,249,781          14,159,531

Shares
repurchased                                 (3,913,548)        (44,637,743)
---------------------------------------------------------------------------
Net decrease                                (2,663,767)       $(30,478,212)
---------------------------------------------------------------------------

                                           Six months ended April 30, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    482,440         $ 5,321,463
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   42,497             468,380
---------------------------------------------------------------------------
                                               524,937           5,789,843

Shares
repurchased                                   (607,958)         (6,760,118)
---------------------------------------------------------------------------
Net decrease                                   (83,021)        $  (970,275)
---------------------------------------------------------------------------

                                               Year ended October 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    386,144        $  4,378,934
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   94,681           1,066,627
---------------------------------------------------------------------------
                                               480,825           5,445,561

Shares
repurchased                                 (1,049,144)        (11,918,486)
---------------------------------------------------------------------------
Net decrease                                  (568,319)       $ (6,472,925)
---------------------------------------------------------------------------

                                           Six months ended April 30, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     29,345           $ 329,127
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      628               6,925
---------------------------------------------------------------------------
                                                29,973             336,052

Shares
repurchased                                    (27,097)           (305,180)
---------------------------------------------------------------------------
Net increase                                     2,876           $  30,872
---------------------------------------------------------------------------

                                               Year ended October 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     37,392           $ 419,527
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      751               8,337
---------------------------------------------------------------------------
                                                38,143             427,864

Shares
repurchased                                    (14,564)           (163,721)
---------------------------------------------------------------------------
Net increase                                    23,579           $ 264,143
---------------------------------------------------------------------------

                                           Six months ended April 30, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    331,319        $  3,685,113
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,173              23,885
---------------------------------------------------------------------------
                                               333,492           3,708,998

Shares
repurchased                                 (4,218,312)        (46,551,921)
---------------------------------------------------------------------------
Net decrease                                (3,884,820)       $(42,842,923)
---------------------------------------------------------------------------

                                               Year ended October 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    216,388        $  2,458,808
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    5,383              60,537
---------------------------------------------------------------------------
                                               221,771           2,519,345

Shares
repurchased                                 (7,189,761)        (80,535,337)
---------------------------------------------------------------------------
Net decrease                                (6,967,990)       $(78,015,992)
---------------------------------------------------------------------------

Note 5
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The fund has not at this time quantified the impact, if any, resulting from the adoption of this principle on the financial statements.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

D. William Kohli
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Global Governmental Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com

SA031-72175  041/220/906  6/01